Summary of Significant Accounting Policies (Details) - Schedule of fair values of financial instruments - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Fair Value Hierarchy, Level 1 [Member]
Liabilities
Derivative liabilities
Contingent liabilities
Total
Fair Value Hierarchy, Level 2 [Member]
Liabilities
Derivative liabilities
Contingent liabilities
Total
Fair Value Hierarchy, Level 3 [Member]
Liabilities
Derivative liabilities	4,923,725	2,485,346
Contingent liabilities	13,444,000	11,313,000
Total	$ 18,367,725	$ 13,798,346